Lease Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Lease Liabilities
17	LEASE LIABILITIES

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Minimum lease payments
Amounts due for settlement within 12 months (shown under current liabilities)	14,550	14,664
Amounts due for settlement after 12 months and not later than 5 years	21,361	17,823

	35,911	32,487

The Group does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored by the Group’s management. Lease liabilities approximate fair value as at end of reporting period.
In 2020, the Group has derecognized S$0.5 million of the lease liability that has been extinguished by the forgiveness of lease payments on leased office space.